Recurring Fair Value Measurements (restated) - Additional Information (Detail) - USD ($)	Sep. 30, 2021	Mar. 08, 2021
Cash and marketable securities held in Trust Account		$ 400,000,000
Warrant liability		$ 32,333,617
Subsequent Event [Member]
Cash and marketable securities held in Trust Account	$ 400,000,000